Revenue - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract with Customer, Liability, Revenue Recognized	$ 1,644	$ 149	$ 149
Revenue, Remaining Performance Obligation, Amount			$ 1,644